Related-Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related-party Balances And Transactions
Schedule of loan agreement through credit facility

	December 31, 2022	December 31, 2021
Accounts receivable
Current:
Sanitation services (ii)	144,937	127,614
Allowance for losses	(49,595)	(52,333)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (iii) and (iv)	13,376	11,930
- GESP Agreement – 2015 (vi)	97,075	86,446

Total current	205,793	173,657

Noncurrent:
Agreement for the installment payment of sanitation services	1,361	1,361
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (vi)	949,589	643,534

Total noncurrent	950,950	644,895

Total receivables	1,156,743	818,552

Assets:
Sanitation services	96,703	76,642
Reimbursement of additional retirement and pension benefits (G0)	1,060,040	741,910

Total	1,156,743	818,552

Liabilities:
Interest on capital payable	372,550	275,240

Schedule of loan agreement through credit facility

	2022	2021	2020

Revenue from sanitation services	661,955	522,608	501,756
Payments received from related parties	(632,501)	(439,349)	(520,881)

Payment received from reimbursement referring to Law 4,819/58	(186,690)	(179,787)	(173,874)